Income Taxes - Reconciliation of income tax (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Income Taxes
Net (loss) income before income taxes	$ (30,492)	$ 131,671
Statutory tax rate	27.00%	27.00%
Income tax recovery at the statutory rate	$ (8,233)	$ 35,551
Non-deductible items and other differences	489	(41)
Foreign exchange	1,535	(1,131)
Differences in tax rates	(138)	(7,037)
Change in unrecognized tax benefits	5,366	(1,472)
Deferred income tax (benefit) expense	$ (981)	$ 25,870